Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 20,437,003	$ 21,253,686
Less: accumulated depreciation	(16,165,270)	(16,794,352)
Property and equipment, net	4,271,733	4,459,334
Technology Infrastructure
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,857,786	10,730,756
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,778,945	1,886,170
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,206,010	3,383,846
Motor Vehicle
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,017,117	1,033,864
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,577,145	$ 4,219,050